Income Taxes - Disclosure of detailed information about tax expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense	$ 0	$ 0	$ 0
Total	0	0	0
Canadian [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	0	0	0
Foreign [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	$ 0	$ 0	$ 0